Foreign currency gains (losses), net - Summary of foreign currency gains (losses), net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign currency gains (losses), net
Foreign currency gains	€ 101,627	€ 39,720	€ 33,216
Foreign currency losses	(74,937)	(34,283)	(19,410)
Total	€ 26,690	€ 5,437	€ 13,806